UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue, Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     August 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $140,470 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4315    78195 SH       SOLE    0               78195        0        0
AT&T INC                       COM              00206R102     4739   151333 SH       SOLE    0              151333        0        0
CBS CORP NEW                   CL B             124857202     4703   164703 SH       SOLE    0              164703        0        0
CHEVRON CORP NEW               COM              166764100     3234    31144 SH       SOLE    0               31144        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3287    39975 SH       SOLE    0               39975        0        0
ENNIS INC                      COM              293389102     2915   165944 SH       SOLE    0              165944        0        0
EXXON MOBIL CORP               COM              30231G102      501     6159 SH       SOLE    0                6159        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4658   156478 SH       SOLE    0              156478        0        0
GENERAL ELECTRIC CO            COM              369604103     3065   161755 SH       SOLE    0              161755        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3186    73808 SH       SOLE    0               73808        0        0
HEINZ H J CO                   COM              423074103     3179    59475 SH       SOLE    0               59475        0        0
HOME DEPOT INC                 COM              437076102    10183   280683 SH       SOLE    0              280683        0        0
HUBBELL INC                    CL B             443510201     3086    47197 SH       SOLE    0               47197        0        0
ISHARES TR                     S&P 500 INDEX    464287200      617     4617 SH       SOLE    0                4617        0        0
ISHARES TR                     BARCLY USAGG B   464287226      378     3550 SH       SOLE    0                3550        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      759    12604 SH       SOLE    0               12604        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      875     8757 SH       SOLE    0                8757        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      337     5471 SH       SOLE    0                5471        0        0
ISHARES TR                     DJ US REAL EST   464287739     3178    52124 SH       SOLE    0               52124        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      504     6804 SH       SOLE    0                6804        0        0
ITC HLDGS CORP                 COM              465685105     3276    45615 SH       SOLE    0               45615        0        0
JOHNSON & JOHNSON              COM              478160104     4786    71529 SH       SOLE    0               71529        0        0
JPMORGAN CHASE & CO            COM              46625H100     2915    70826 SH       SOLE    0               70826        0        0
KELLOGG CO                     COM              487836108     4658    84062 SH       SOLE    0               84062        0        0
MCDONALDS CORP                 COM              580135101     4960    58489 SH       SOLE    0               58489        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3169    83817 SH       SOLE    0               83817        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     4480    61572 SH       SOLE    0               61572        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     4184    68303 SH       SOLE    0               68303        0        0
PACKAGING CORP AMER            COM              695156109     3170   112366 SH       SOLE    0              112366        0        0
PAYCHEX INC                    COM              704326107     3007    97241 SH       SOLE    0               97241        0        0
PEPSICO INC                    COM              713448108     3173    45090 SH       SOLE    0               45090        0        0
PITNEY BOWES INC               COM              724479100     3963   169065 SH       SOLE    0              169065        0        0
PNC FINL SVCS GROUP INC        COM              693475105     2964    49620 SH       SOLE    0               49620        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     3148    43609 SH       SOLE    0               43609        0        0
SONOCO PRODS CO                COM              835495102     3136    88246 SH       SOLE    0               88246        0        0
SOUTHERN CO                    COM              842587107     3175    78608 SH       SOLE    0               78608        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      560     4238 SH       SOLE    0                4238        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      231     1290 SH       SOLE    0                1290        0        0
TUPPERWARE BRANDS CORP         COM              899896104     3772    55157 SH       SOLE    0               55157        0        0
UNILEVER N V                   N Y SHS NEW      904784709     3099    94100 SH       SOLE    0               94100        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     3006    40861 SH       SOLE    0               40861        0        0
US BANCORP DEL                 COM NEW          902973304     3007   117907 SH       SOLE    0              117907        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      217     3836 SH       SOLE    0                3836        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     3112    83527 SH       SOLE    0               83527        0        0
WELLS FARGO & CO NEW           COM              949746101     2883   102317 SH       SOLE    0              102317        0        0
WORTHINGTON INDS INC           COM              981811102     4720   204008 SH       SOLE    0              204008        0        0